Significant Accounting Policies (Details)		12 Months Ended
	May 07, 2020	Jan. 31, 2023
Statement [Line Items]
Percentage of ownership	100.00%
MedMelior Inc. (acquired August 2020) [Member]
Statement [Line Items]
Jurisdiction		Canada
Percentage of ownership		91
Pivot Pharmaceuticals Manufacturing Corp [Member]
Statement [Line Items]
Percentage of ownership		100.00%
Jurisdiction		Canada
Blife Therapeutics Inc. (acquired May 2020) [Member]
Statement [Line Items]
Percentage of ownership		100.00%
Jurisdiction		Canada
Altum S1M US Corp [Member]
Statement [Line Items]
Percentage of ownership		91.00%
Jurisdiction		U.S.A.
BetterLife Pharma US Inc. [Member]
Statement [Line Items]
Percentage of ownership		100.00%
Jurisdiction		U.S.A.
Pivot naturals, LLC [Member]
Statement [Line Items]
Percentage of ownership		100.00%
Jurisdiction		U.S.A.
Thrudermic, LLC [Member]
Statement [Line Items]
Percentage of ownership		100.00%
Jurisdiction		U.S.A
BetterLife Europe Pharmaceuticals AG [Member]
Statement [Line Items]
Percentage of ownership		100.00%
Jurisdiction		Lichtenstein
Solmic AG [Member]
Statement [Line Items]
Percentage of ownership		100.00%
Jurisdiction		Switzerland
Altum Pharma (Australia) Pty Ltd. [Member]
Statement [Line Items]
Percentage of ownership		91.00%
Jurisdiction		Australia
Altum Pharmaceuticals (HK) Limited [Member]
Statement [Line Items]
Percentage of ownership		91.00%
Jurisdiction		Hong Kong
Altum Pharmaceuticals International Inc. (dissolved December 2020) [Member]
Statement [Line Items]
Percentage of ownership		91.00%
Jurisdiction		Barbados
Altum Pharmaceuticals Barbados Inc. (dissolved December 2020) [Member]
Statement [Line Items]
Percentage of ownership		91.00%
Jurisdiction		Barbados
BetterLife Pharma Inc. [Member]
Statement [Line Items]
Jurisdiction		Canada
Percentage of ownership		Parent